Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Compensation [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity

A summary of the RSU activity, including performance awards and converted Isle awards, for the years ended December 31, 2015, 2016 and 2017 is as follows:

	Equity Awards	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Life	Aggregate Fair Value
			(in years)	(in millions)
Unvested outstanding as of January 1, 2015	—	$—	—	$—
Granted (1)	917,283	4.08
Vested	(89,900)	4.03
Unvested outstanding as of December 31, 2015	827,383	$4.09	2.12	$3.40
Granted (2)	410,694	10.81
Vested	(255,707)	5.83
Unvested outstanding as of December 31, 2016	982,370	$6.45	1.41	$6.33
Granted (3)	600,206	20.91
Exchanged (4)	860,557	18.94
Forfeited	(11,870)	15.74
Vested	(851,764)	18.37
Unvested outstanding as of December 31, 2017	1,579,499	$12.25	0.92	$19.35

(1)	Includes 475,409 of performance awards at 135% of target and 351,974 time-based awards at 100% of target all of which were granted in 2015.
(2)	Includes 176,632 of performance awards at 96.5% of target and 234,062 time-based awards at 100% of target.
(3)

Includes 107,309 of performance awards at 108.5% of target, 100,833 of performance awards at 100% of target and 392,064 time-based awards at 100% of target. Performance awards granted in 2017 are based on a two-year performance criteria and accounted for as two sub-awards.

(4)	Represents exchanged Isle RSUs as a result of the Isle Acquisition based on the average of the ERI share price on the grant dates.

Schedule of Share-based Compensation, Stock Options Activity

A summary of the ERI Stock Option activity for the years ended December 31, 2015, 2016 and 2017:

				Weighted-	Weighted-
				Average	Average
		Range of		Exercise	Remaining	Aggregate
	Options	Exercise Prices		Price	Contractual Life	Intrinsic Value
					(in years)	(in millions)
Outstanding and Exercisable as of January 1, 2015	398,200	$2.44	$16.27	$7.88	4.54	$0.2

Expired	(86,000)		$11.30	$11.30
Outstanding and Exercisable as of December 31, 2015	312,200	$2.44	$16.27	$6.94	3.47	$1.3

Expired	(10,000)		$11.30	$11.30
Exercised	(132,900)	$2.44	$3.94	$2.89
Outstanding and Exercisable as of December 31, 2016	169,300	$2.44	$16.27	$9.94	0.86	$1.2
Exchanged (1)	1,351,168	$6.87	$15.60	10.12
Expired	(62,871)	$2.44	$12.29	$4.63
Exercised	(1,185,745)	$6.87	$16.27	$10.45
Outstanding and Exercisable as of December 31, 2017	271,852	$3.94	$15.60	$9.63	1.04	$6.4

Summary of Restricted Stock Awards Activity

A summary of the ERI Restricted Stock Awards activity for the year ended December 31, 2017 is as follows:

		Weighted-
		Average
		Grant Date
	Restricted Stock	Fair Value

Outstanding as of December 31, 2016	—	$—
Exchanged (1)	180,374	19.23
Forfeited	(1,602)	19.13
Vested	(167,963)	19.24
Outstanding as of December 31, 2017	10,809	$19.13

(1)	Represents exchanged Isle Restricted Stock Awards as a result of the Isle Acquisition.